1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Reverse stock split	On April 14, 2015, the Company completed a 1-for-50 reverse stock split. Accordingly, authorized common stock was reduced from 500,000,000 shares to 10,000,000 shares, and each 50 shares of outstanding common stock held by stockholders were combined into one share of common stock.
Noncontrolling interests	$ 35,933	$ 218,270
Loss attributable to noncontrolling interest	(182,337)	(81,730)
Cash equivalents	0	0
Fair value assets	0	0
Fair value liabilities	0	0
Recurring losses from operations and accumulated deficit	(81,629,714)	(74,832,557)
Cash uninsured amount	471,000
Government contract revenue	762,417	1,623,769
Accounts receivable	193,341	95,177
Asset impairment charges	$ 0	$ 0
Shares considered antidilutive	2,030,448	2,861,492
Amortization of deferred financing costs	$ 118,147	$ 863
Revenue recognized	630,887	1,466,482
Research and development expenses	1,028,000	1,509,000
ESI
Noncontrolling interests	35,933	218,270
Loss attributable to noncontrolling interest	(182,337)	(81,730)
Battelle
Government contract revenue	762,417	1,623,769
Accounts receivable	193,341	95,177
Revenue recognized	$ 131,530	$ 157,287